Supplemental Financial Information - Summary of Other Income (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	$ 136	$ 104	$ 85
Non-service net periodic benefit cost	91	53	13
Unrealized Gain (Loss) on Investments	(160)	186	0
Commonwealth Edison Co [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	34	29	17
Non-service net periodic benefit cost	0	0	0
PECO Energy Co [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	26	17	13
Non-service net periodic benefit cost	0	0	0
Baltimore Gas and Electric Company [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	27	22	21
Non-service net periodic benefit cost	0	0	0
Pepco Holdings LLC [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	49	36	34
Non-service net periodic benefit cost	0	0	0
Potomac Electric Power Company [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	40	28	25
Non-service net periodic benefit cost	0	0	0
Delmarva Power & Light Company [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	6	4	4
Non-service net periodic benefit cost	0	0	0
Atlantic City Electric Company [Member]
Decommissioning-Related Activities [Abstract]
AFUDC—Equity	3	4	5
Non-service net periodic benefit cost	$ 0	$ 0	$ 0